Customer and Supplier Concentration	12 Months Ended
Dec. 31, 2024
Customer and Supplier Concentration [Abstract]
Customer and Supplier Concentration

Note 17. Customer and Supplier Concentration

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenue and purchases, respectively.

The Company sold a substantial portion of products to two customers (41.97% and 10.54% of total revenue) during fiscal year 2024.

The Company sold a substantial portion of products to one customer (22.68% of total revenue) during fiscal year 2023. As of December 31, 2023.

There were no customers accounting for greater than 10% of the Company’s revenue during fiscal year 2022.

The loss of any significant customers or the failure to attract new customers could have a material adverse effect on the Operating Entity’s business, and the Company’s consolidated results of operations and financial condition.

For the year ended December 31, 2024, three suppliers contributed approximately 24.45%, 18.40%, and 11.61% of total purchases made by the Company, respectively.

For the year ended December 31, 2023, three suppliers contributed approximately 16.46%, 12.63%, and 10.25% of total purchases made by the Company, respectively.

For the year ended December 31, 2022, three suppliers contributed approximately 20.35%, 19.71%, and 14.25% of total purchases made by the Company, respectively.

The loss of any significant suppliers or the failure to purchase key raw materials could have a material adverse effect on the Operating Entity’s business, and the Company’s consolidated results of operations and financial condition.